COMMITMENTS (Tables)	9 Months Ended
Sep. 30, 2024
Capital commitments [abstract]
Schedule of disclosure of commitment

In millions	September 30, 2024	December 31, 2023
Guarantees	$19.1	$15.7
Other commitments	348.8	210.7